Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Notes to Financial Statements
NOTE 11 – Subsequent Events

Management has reviewed material events subsequent of the period ended November 30, 2017 and prior to the filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”.

On December 15, 2017, the Company paid Satterlee $129,252 in full satisfaction of all amounts owing to Satterlee through November 30, 2017.

On December 27, 2017, the Company entered into an employment agreement with John Conklin (the “Conklin Employment Agreement”) pursuant to which Mr. Conklin will continue to serve as the Company’s President, Chief Executive Officer, Chief Financial Officer and a member of the Company’s Board of Directors. The Conklin Employment Agreement has an effective date of January 1, 2018, and terminates on December 31, 2021. Pursuant to the Conklin Employment Agreement, Mr. Conklin will receive cash compensation of $275,000 per year and was granted 1,008,000 stock purchase options with an exercise price of $5.35 per share, vesting at the rate of 1/48th per month and exercisable on a cashless basis. The Conklin Employment Agreement may be terminated with or without cause, by the Company or by Mr. Conklin, subject to the rights and obligations contained therein. Mr. Conklin’s prior employment agreement expired on December 31, 2017.

On December 28, 2017, a warrant holder of exercised their outstanding Series R Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 285,823 shares of common stock.

From December 1, 2017 through January 9, 2018, four individuals exercised a total of 104,167 stock purchase options on a cashless basis resulting in the issuance of 61,802 shares of common stock.

From December 1, 2017 through January 9, 2018, holders of our Series P Warrants exercised 1,500 warrants at an exercise price of $3.70 per share resulting in $5,550 to the Company and the issuance of 1,500 shares of common stock.

Management has reviewed material events subsequent of the period ended August 31, 2016 and prior to the filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”.

On September 7, 2017, John Conklin, the Company’s President & CEO, exercised 100,000 stock purchase options on a cashless basis resulting in the issuance of 46,097 shares of common stock.

On September 7, 2017, two other employees exercised a total of 72,500 stock purchase options on a cashless basis resulting in the issuance of 33,151 shares of common stock.

On September 7, 2017, the Investor exercised their outstanding Series Q Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 189,940 shares of common stock.

On September 7, 2017, a third party exercised their outstanding Series Q Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 189,940 shares of common stock.

On September 11, 2017, the Company initiated and on September 29, 2017, completed a self-directed offering of 821,600 units at a price of $3.11 per unit for $2,555,176 in aggregate proceeds (the “September 2017 Private Placement”). The unit price was based on a 15% discount to the average of the 30 day closing price (last day being Friday September 8, 2017) of the Company’s common stock as reported on the OTCQB. Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2017. The warrants may be exercised on a cashless basis. The closing of the transactions contemplated by the subscription agreements occurred on September 29, 2017.

Subsequent to year end, holders of our Series O Warrants exercised 80,000 warrants at an exercise price of $3.10 per share resulting in $248,000 to the Company and the issuance of 80,000 shares of common stock.

On November 3, 2017, the Company entered into the Third Amendment to the 2013 Bridge Loan Agreement with the Investor pursuant to which the Company and the Investor amended the 2013 Note to extend the maturity date to December 31, 2019.

On November 3, 2017, the Company entered into the Third Amendment to the 2015 Bridge Loan Agreement with the Investor pursuant to which the Company and the Investor amended the March 2015 loan to extend the maturity date to December 31, 2019.

Pursuant to the Third Amendment to the 2013 Bridge Loan Agreement and the Third Amendment to the 2015 Bridge Loan Agreement, the rate of interest increased to 10.5% and the following warrants, held by the Investor, had their maturity date extended to December 31, 2022: a) Series M Warrant to purchase 246,000 shares; b) Series N Warrant to purchase 767,000 shares; c) Series P Warrant to purchase 213,500 shares; d) Series R Warrant to purchase 468,750; and e) Series S-A Warrant to purchase 300,000 shares. For additional information related to our warrants, please see “NOTE 6 – Common Stock and Warrants”.